MARKETABLE SECURITIES AND FAIR VALUE MEASUREMENTS (Schedule of Debt Securities on Maturity) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Marketable Securities and Fair Value Measurement [Abstract]
Due within one year	$ 32,642	$ 12,801
1 to 2 years	41,784	9,068
2 to 3 years	45,718	2,609
3 to 4 years		2,054
Total	$ 120,144	$ 26,532